Condensed Balance Sheets - USD ($)		Sep. 30, 2021	Dec. 31, 2020
Current assets
Cash		$ 800,493	$ 25,000
Prepaid expenses and other current assets		395,283
Total Current Assets		1,195,776	25,000
Deferred offering costs			64,331
Investment held in Trust Account		345,010,887
TOTAL ASSETS		346,206,663	89,331
Current liabilities
Accrued expenses		1,569,744	1,000
Accrued offering costs			64,331
Total Current Liabilities		1,569,744	65,331
Warrant liability – private		4,700,000
Warrant liability – public		6,468,750
Deferred underwriting fee payable		12,075,000
Total Liabilities		24,813,494	65,331
Commitments and contingencies
Class A common stock subject to possible redemption 34,500,000 and no shares at $10.00 per share redemption value as of September 30, 2021 and December 31, 2020, respectively		345,000,000
Stockholders’ (Deficit) Equity
Preferred stock
Additional paid-in capital			24,137
Accumulated deficit		(23,607,694)	(1,000)
Total Stockholders’ (Deficit) Equity		(23,606,831)	24,000
TOTAL LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY		346,206,663	89,331
Class A Common Stock
Stockholders’ (Deficit) Equity
Class A common stock
Class B Common Stock
Stockholders’ (Deficit) Equity
Class B common stock	[1]	$ 863	$ 863	[2]

[1]	At December 31, 2020, included an aggregate of up to 1,125,000 shares of Class B common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriter (see Note 6). On December 11, 2020, the Company effected a 47.91667-for-1 stock split and on February 11, 2021, the Company effected a stock dividend of 1.2 shares of Class B common stock for each share of Class B common stock outstanding prior to the dividend, resulting in 8,625,000 shares of Class B common stock being issued and outstanding. All share and per-share amounts have been retroactively restated to reflect the stock split.
[2]	Includes an aggregate of up to 1,125,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter (see Note 5). On December 11, 2020, the Company effected a 47.91667-for-1 stock split and on February 11, 2021 the Company effected a stock dividend of 1.2 shares of Class B common stock for each share of Class B common stock outstanding prior to the dividend, resulting in 8,625,000 shares of Class B common stock being issued and outstanding.